EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings per share and diluted earnings per share
Basic earnings/(losses) per share and diluted earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2018	2019	2020
Numerator:
Net income/(loss) attributable to Trip’s shareholders	1,112	7,011	(3,247)
Eliminate the dilutive effect of interest expense of convertible notes	—	373	—

Numerator for diluted earnings per share	1,112	7,384	(3,247)

Denominator:
Denominator for basic earnings per ordinary share
- weighted average ordinary shares outstanding	68,403,426	70,983,996	75,111,026
Dilutive effect of share options	2,521,197	1,976,959	—
Dilutive effect of convertible notes	—	7,283,059	—

Denominator for diluted earnings per ordinary share	70,924,623	80,244,014	75,111,026

Basic earnings/(losses) per ordinary share	16.25	98.78	(43.21)

Diluted earnings / (losses) per ordinary share	15.67	92.02	(43.21)

Basic earnings/(losses) per ADS	2.03	12.35	(5.40)

Diluted earnings/(losses) per ADS	1.96	11.50	(5.40)

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings /(loss) per share	Such weighted average numbers of ordinary shares outstanding are as following:

	2018	2019	2020
Convertible Notes	9,604,548	—	3,487,017
Outstanding weighted average stock options	2,521,197	1,976,959	1,554,182

	12,125,745	1,976,959	5,041,199